Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 050 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	20-8579133
Plan number	050
Participant loans, Current Value	$ 3,524
Assets held at end of year, Current Value	$ 145,814
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Investment, Identifier [Axis]: AllianceBernstein Discovery Value Z | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 3
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	75
Investment, Identifier [Axis]: Baird Core Plus Bond Instl | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	5,952
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity 2 Port I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	10
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	1,552
Investment, Identifier [Axis]: Metlife GAC 12439 | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	10,839
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-US Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	25,440
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	11,970
Investment, Identifier [Axis]: State Street S&P 500 Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	39,364
Investment, Identifier [Axis]: State Street Target Retirement 2025 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	1,233
Investment, Identifier [Axis]: State Street Target Retirement 2030 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	489
Investment, Identifier [Axis]: State Street Target Retirement 2035 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	586
Investment, Identifier [Axis]: State Street Target Retirement 2040 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	96
Investment, Identifier [Axis]: State Street Target Retirement 2045 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	466
Investment, Identifier [Axis]: State Street Target Retirement 2050 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	99
Investment, Identifier [Axis]: State Street Target Retirement 2055 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	0
Investment, Identifier [Axis]: State Street Target Retirement 2060 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	0
Investment, Identifier [Axis]: State Street Target Retirement 2065 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	0
Investment, Identifier [Axis]: State Street Target Retirement Income SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	642
Investment, Identifier [Axis]: State Street U.S. Bond Index SL CL XIV | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	23,796
Investment, Identifier [Axis]: State Street U.S. Inflation Protected Bond Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,859
Investment, Identifier [Axis]: Vanguard Equity Income Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	1,047
Investment, Identifier [Axis]: Vulcan Materials Company | Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	15,232
Investment, Identifier [Axis]: Wellington CIF II World Bond S2 | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	225
Investment, Identifier [Axis]: William Blair Small Mid Cap Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 315